Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Mellon Investment Funds VI
Entity Central Index Key	0001224568
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000000867 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Balanced Opportunity Fund
Class Name	Class A
Trading Symbol	DBOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$57	1.15%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 57	[1]
Expense Ratio, Percent	1.15%	[1],[2]
Net Assets	$ 273,000,000
Holdings Count | Holding	458
Investment Company Portfolio Turnover	29.21%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$273	458	29.21%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 5/31/25 ) Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Allocation of Holdings (Based on Net Assets)
C000000869 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Balanced Opportunity Fund
Class Name	Class C
Trading Symbol	DBOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$94	1.90%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 94	[3]
Expense Ratio, Percent	1.90%	[3],[4]
Net Assets	$ 273,000,000
Holdings Count | Holding	458
Investment Company Portfolio Turnover	29.21%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$273	458	29.21%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 5/31/25 ) Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Allocation of Holdings (Based on Net Assets)
C000000870 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Balanced Opportunity Fund
Class Name	Class I
Trading Symbol	DBORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$45	0.90%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 45	[5]
Expense Ratio, Percent	0.90%	[5],[6]
Net Assets	$ 273,000,000
Holdings Count | Holding	458
Investment Company Portfolio Turnover	29.21%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$273	458	29.21%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 5/31/25 ) Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Allocation of Holdings (Based on Net Assets)
C000000872 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Balanced Opportunity Fund
Class Name	Class J
Trading Symbol	THPBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J*	$45	0.90%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 45	[7]
Expense Ratio, Percent	0.90%	[7],[8]
Net Assets	$ 273,000,000
Holdings Count | Holding	458
Investment Company Portfolio Turnover	29.21%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$273	458	29.21%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 5/31/25 ) Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Allocation of Holdings (Based on Net Assets)
C000174004 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Balanced Opportunity Fund
Class Name	Class Y
Trading Symbol	DBOYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$44	0.89%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 44	[9]
Expense Ratio, Percent	0.89%	[9],[10]
Net Assets	$ 273,000,000
Holdings Count | Holding	458
Investment Company Portfolio Turnover	29.21%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$273	458	29.21%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 5/31/25 ) Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Allocation of Holdings (Based on Net Assets)
C000001397 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Balanced Opportunity Fund
Class Name	Class Z
Trading Symbol	DBOZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z*	$48	0.98%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 48	[11]
Expense Ratio, Percent	0.98%	[11],[12]
Net Assets	$ 273,000,000
Holdings Count | Holding	458
Investment Company Portfolio Turnover	29.21%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$273	458	29.21%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 5/31/25 ) Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Allocation of Holdings (Based on Net Assets)

[1]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[2]	Annualized.
[3]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[4]	Annualized.
[5]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[6]	Annualized.
[7]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[8]	Annualized.
[9]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[10]	Annualized.
[11]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[12]	Annualized.